Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Loans and borrowings

	2020
	Due through	Effective rates ranged	Carrying Amount
Long-term fixed rate debt	2029	1.49% to 4.45%	663,293
Long-term variable rate debt	2029	0.42% to 1.66%	279,778
Senior convertible notes	2025	14.68%	220,829

			1,163,900
Current maturities			(127,946)

Loans and borrowings long-term			$1,035,954

	2019
	Due through	Effective rates ranged	Carrying Amount
Long-term fixed rate debt	2029	1.49% to 4.90%	736,790
Long-term variable rate debt	2029	2.15% to 3.50%	323,975

			1,060,765
Current maturities			(122,582)

Loans and borrowings long-term			$938,183

Summary of Maturities of Loans and borrowings

Year ending December 31, 2021	127,946
2022	116,767
2023	96,132
2024	158,459
2025	375,385
Thereafter	289,211

$1,163,900

Senior convertible notes

Summary of Senior convertible notes
The net proceeds from the offering, after deducting the initial purchasers’ discounts, commissions and other transaction costs is as follows:

	Nominal issue	Cost assigned to the debt host liability	Net funding
Date
April 30, 2020	$350,000	$(7,102)	$342,898

Summary of Finance Cost and Income
The detail of finance cost and income is as follows:

	2020	2019	2018
Finance income -
Interest income on short-term bank deposits	$543	$1,432	$1,670
Interest income on investment	19,420	22,973	21,958

	$ 19,963	$ 24,405	$ 23,628

Finance cost -
Interests expense on bank loans	$(29,711)	$(36,676)	$(34,687)
Interests expense on senior convertible notes	(23,571)	—	—
Interest on factoring	(256)	(1,316)	(1,163)
Interest on lease liabilities (see note 14)	(10,734)	(14,140)	(14,975)
Other finace cost	(8,773)	(5,300)	—

	$(73,045)	$(57,432)	$(50,825)

Changes in Liabilities Arising from Financing Activities
Changes in liabilities arising from financing activities:

			Non-cash movements
	2019	Cash flows	Foreign exchange movement	Leases	Concession Covid-19	Other	2020
Loans and borrowings	$1,060,765	$220,812	$—	$—	$—	$(117,677)	$1,163,900
Lease liability	304,564	(93,213)	(347)	19,995	(489)	—	230,510
Dividends payable	—	(33,990)	—	—	—	—	(33,990)

Total liabilities from financing activities	$1,365,329	$93,609	$(347)	$19,995	$(489)	$(117,677)	$1,360,420

			Non-cash movements
	2018	Cash flows	Foreign exchange movement	Leases	Concession Covid-19	Other	2019
Loans and borrowings	$1,293,541	$(331,827)	$—	$—	$—	$99,051	$1,060,765
Lease liability	375,683	(103,069)	(84)	32,034	—	—	304,564
Dividends payable	—	(110,438)	—	—	—	—	(110,438)

Total liabilities from financing activities	$1,669,224	$(545,334)	$(84)	$32,034	$—	$99,051	$1,254,891